Related Parties - Summary of Financial Assets and Liabilities with Related Parties (Detail) ₺ in Thousands, € in Thousands, $ in Thousands	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	₺ 30,065,061	₺ 24,472,049
Loss Allowance
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	(31,883)	(34,559)
Banks - Time deposits | Gross Carrying Amount
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	31,369,567	23,362,376
Banks - Time deposits | Gross Carrying Amount | Turkiye Vakiflar Bankasi TAO
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	8,674,948	9,471,793
Banks - Demand deposits | Gross Carrying Amount
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	720,613	385,761
Currency Protected Time Deposit | Gross Carrying Amount
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	6,173,875	2,240,337
Currency Deposit Account | Turkiye Vakiflar Bankasi TAO
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties			$ 102,941	€ 85,000
Receivables from reverse repo | Gross Carrying Amount
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties		6,103,453
Bank borrowings
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	(7,064,169)	(6,789,667)
Debt securities issued
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	(956,914)	(589,058)
Lease liabilities
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	₺ (146,028)	₺ (206,594)